UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     INVESTMENT COMPANY ACT FILE NUMBER 811-4401

                            NORTH TRACK FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                              MILWAUKEE, WI 53202
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                          DAVID G. STOEFFEL, PRESIDENT
                            NORTH TRACK FUNDS, INC.
                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                           MILWAUKEE, WISCONSIN 53202
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             CHARLES M. WEBER, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 978-6400

                  DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

                    DATE OF REPORTING PERIOD:  JUNE 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

(NORTH TRACK LOGO)
INDEX FUNDS WITH ADVICE

SEMIANNUAL REPORT
TO SHAREHOLDERS (Unaudited)

June 30, 2004

>  WISCONSIN TAX-EXEMPT FUND

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                               PRESIDENT'S LETTER
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                           JUNE 30, 2004 (UNAUDITED)

                                                                 August 10, 2004

DEAR SHAREHOLDER:

I'm pleased to provide you with the 2004 semiannual report for the North Track Wisconsin Tax-Exempt Fund. The six months ended June 30, 2004 have been busy for us at North Track. We added a new director to the North Track Board-- Cornelia Boyle. Ms. Boyle brings a wealth of industry experience to our organization. With her selection to the Board, four out of the five directors are independent. In furtherance of what we believe are good corporate governance practices, the Board of Directors maintains an Audit Committee, Governance Committee and Pricing Committee, all of the members of which are independent directors. In addition, we hired Jon Kiekhofer as North Track's Chief Compliance Officer. Together with outside counsel, he is actively reviewing our various codes, policies and procedures to determine how they can be improved and whether any new policies should be implemented to ensure compliance with the federal securities laws.

Over the past six months, we have bolstered our efforts to protect North Track shareholders from late trading, market timing, conflicts of interest and other detrimental activity, and we continue to seek ways to address potential issues before they arise. We understand the industry's need to restore confidence for mutual fund investors and fully support the efforts of the SEC and other regulatory and enforcement authorities. Too many people have lost sight of their fiduciary duties. At North Track, we continue to instill in our firm that the interests of our shareholders always come first.

Thank you for your continued confidence in North Track and as always, we welcome your questions or comments.

Best Regards,

/s/David G. Stoeffel

David G. Stoeffel
President and CEO

This report contains information for existing shareholders of the North Track Wisconsin Tax-Exempt Fund. It does not constitute an offer to sell. If an investor wishes to receive more information about the Fund, the investor should obtain a prospectus, which includes a discussion of the Fund's investment objective and all sales charges and expenses of the Fund.

                          SEMIANNUAL REPORT COMMENTARY
                           JUNE 30, 2004 (UNAUDITED)

Class A shares of the Wisconsin Tax-exempt Fund had a return of -0.45% (at NAV) for the six months ended June 30, 2004, compared to the Lehman 20-year Municipal Bond Index which returned -0.18% (the index does not include sales charges and other fees an investor would incur if attempting to replicate the index). Excluding expenses charged, the difference in performance between the Fund and its benchmark is primarily due to the Fund's shorter duration, as compared to the benchmark. Maintaining a shorter duration has helped reduce the price volatility of the Fund.

The Fund's Morningstar Municipal Single State Intermediate peer group of approximately 254 funds had a total return of -1.07% for the six months ended June 30, 2004. The Lehman General Obligation (GO) bond index, which generally reflects higher quality issues, returned -0.24% over the same time period, slightly ahead of the Lehman Municipal Index at -0.68%. Over the same period, the Lehman Insured Bond Index returned -0.84%.

During the six months ended June 30, 2004, trading activity focused on a few primary goals, most important of which was maintaining credit quality, managing liquidity and shortening duration. As of June 30, 2004, approximately half of the portfolio's holdings carry an outright investment-grade rating with 58.4% in the AAA-BBB categories. Another 15.8% are pre-refunded bonds. Pre-refunded bonds are backed by an escrow or trust containing US Treasury securities that ensures the timely payment of principal and interest on the bonds' call or maturity dates. As a result, pre-refunded bonds generally are regarded to be equivalent to "AAA" rated securities and thus do not involve the same credit risks as revenue bonds or general obligation bonds without this credit enhancement. Of the remaining 25.7% in "non-rated" issues, approximately half are credit-enhanced by insurance, letters of credit or government collateral.
In addition, the Fund benefits from a broad sector distribution and has over 250 individual security positions. We continue the ongoing repositioning of the fund to improve credit quality and reduce holdings subject to AMT (alternative minimum tax). Positions subject to AMT as of June 30, 2004 amounted to 5.2% of the portfolio, down from 5.4% as of December 31, 2003.

The Fund's duration is approximately 7.08 years at June 30, 2004, up from 6.23 years at year-end December 31, 2003 and significantly less than the Lehman 20-year Municipal Bond Index at 10.87 years. Duration, a measure of risk in a bond portfolio, measures the sensitivity of a bond portfolio's market value to changes in interest rates. The duration was shortened as a conscious decision given the recent low interest rate environment. This was accomplished primarily through the addition of variable-rate bond holdings in the Fund that should benefit from an increase in short term interest rates. A shorter duration would prove to be more advantageous should an environment of rising interest rates occur in the months ahead. The Fund's shorter duration assisted in maintaining a desirable income level with less volatility when compared to the Insured Bond Index and its Morningstar peer group. Finally, the North Track Fund continues to have a high concentration of Wisconsin issues at 83.73%.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this semiannual report for the North Track Wisconsin Tax-Exempt Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform act of 1995. These include any adviser and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2004 (UNAUDITED)

                                                                                                        PRINCIPAL
  DESCRIPTION                                                                                            AMOUNT          VALUE
  -----------                                                                                           ---------        -----

LONG-TERM TAX-EXEMPT SECURITIES -- 94.0%

ARKANSAS -- 0.4%
       Hot Springs, Arkansas, New Public Housing Authority, 5.125%, due 06-01-2007                     $  540,000     $    578,183

GEORGIA -- 0.5%
       Atlanta, Georgia, New Public Housing Authority, 5.00%, due 05-01-2007                              325,000          346,245
       Augusta, Georgia, New Public Housing Authority, 3.75%, due 04-01-2007                               75,000           77,311
       Macon, Georgia, New Public Housing Authority, 4.00%, due 11-01-2007                                 65,000           67,926
       Newnan, Georgia, New Public Housing Authority, 5.00%, due 04-01-2012                               250,000          268,015

GUAM -- 3.3%
       Guam Power Authority Revenue Bonds, 1999 Series A,
       5.125%, due 10-01-2029                                                                           5,000,000        5,005,250
       5.25%, due 10-01-2009                                                                              250,000          273,698

ILLINOIS -- 1.5%
       Chicago, Illinois, New Public Housing Authority, 3.625%, due 06-01-2006                            515,000          529,080

       Peoria, Illinois, New Public Housing Authority,
       5.00%, due 06-01-2012                                                                              300,000          321,621
       4.875%, due 10-01-2008                                                                           1,380,000        1,479,125

INDIANA -- 0.3%
       Indianapolis, Indiana, New Public Housing Authority,
       5.125%, due 12-01-2006                                                                             400,000          427,712
       4.50%, due 12-01-2005                                                                               45,000           46,809

KANSAS -- 0.2%
       Kansas City, Kansas, New Public Housing Authority, 4.875%, due 02-01-2005                          335,000          341,211

LOUISIANA -- 0.1%
       East Baton Rouge, Louisiana New Public Housing Authority, 3.75%, due 08-01-2005                    105,000          107,395

MASSACHUSETTS -- 0.7%
       Massachusetts State Housing Finance Agency, Multi-Family
       Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
       7.00%, due 04-01-2021                                                                              860,000        1,078,449

MICHIGAN -- 0.1%
       Monroe, Michigan, New Public Housing Authority, 5.125%, due 09-01-2005                             100,000          104,020
       Port Huron, Michigan, New Public Housing Authority, 4.00%, due 04-01-2008                           75,000           77,799

MINNESOTA -- 0.0%
       Moorhead, Minnesota, New Public Housing Authority, 4.875%, due 05-01-2005                           50,000           51,331

NEVADA -- 0.2%
       Las Vegas, Nevada, New Public Housing Authority, 5.00%, due 01-01-2012                             255,000          273,378

NEW JERSEY -- 0.4%
       Newark, New Jersey, New Public Housing Authority,
       5.25%, due 04-01-2009                                                                              285,000          305,477
       4.50%, due 04-01-2008                                                                              250,000          263,733

NEW YORK -- 0.4%
       New York, New York, New Public Housing Authority,
       5.00%, due 01-01-2012                                                                              200,000          214,414
       5.375%, due 01-01-2012                                                                             200,000          214,412
       5.00%, due 01-01-2010                                                                               20,000           21,438

       Poughkeepsie, New York, New Public Housing Authority, 5.25%, due 04-01-2010                        225,000          241,186

NORTH CAROLINA -- 0.6%
       Durham, North Carolina, New Public Housing Authority,
       5.125%, due 12-01-2013                                                                             210,000          225,149
       5.00%, due 02-01-2012                                                                              400,000          428,816

       Mount Airy, North Carolina, New Public Housing Authority, 3.75%, due 10-01-2004                    270,000          271,647

NORTH DAKOTA -- 0.3%
       Burleigh County, North Dakota, New Public Housing Authority,
       4.875%, due 01-01-2010                                                                             185,000          198,300
       4.875%, due 01-01-2009                                                                             200,000          213,682

N MARIANA ISLANDS -- 0.1%
       Commonwealth of the Northern Mariana Islands General Obligation Bonds, Series 1999A,
       (Public School System Projects), 5.125%, due 10-01-2008                                            100,000          107,522

OHIO -- 0.8%
       Youngstown, Ohio, New Public Housing Authority,
       5.00%, due 05-01-2012                                                                              300,000          321,630
       5.00%, due 05-01-2011                                                                              500,000          536,005
       4.875%, due 05-01-2010                                                                             200,000          214,386
       4.875%, due 05-01-2009                                                                             250,000          268,243

OREGON -- 0.1%
       Portland, Oregon, New Public Housing Authority, 5.375%, due 02-01-2007                             100,000          106,932

PENNSYLVANIA -- 0.4%
       Allentown, Pennsylvania, New Public Housing Authority, 4.875%, due 05-01-2011                      270,000          289,443
       Clinton County, Pennsylvania, New Public Housing Authority, 5.25%, due 11-01-2007                  200,000          214,346
       Lackawanna County, Pennsylvania, New Public Housing Authority, 5.75%, due 05-01-2005               100,000          103,371
       York, Pennsylvania, New Public Housing Authority, 5.00%, due 08-01-2005                            100,000          103,601

PUERTO RICO -- 3.7%
       Commonwealth of Puerto Rico Public Improvement Revenue Refunding,
       5.125%, due 07-01-2030                                                                           3,145,000        3,341,625
       5.25%, due 07-01-2027                                                                            1,960,000        2,100,512

       Commonwealth of Puerto Rico, General Obligation Unlimited,
       5.375%, prerefunded 07-01-2007 at 101.50                                                           340,000          372,691

SOUTH CAROLINA -- 0.1%
       Marion, South Carolina, New Public Housing Authority, 4.875%, due 09-01-2010                       200,000          214,392

TENNESSEE -- 0.1%
       Nashville, Tennessee, New Public Housing Authority, 5.00%, due 08-01-2010                          190,000          203,672

TEXAS -- 0.4%
       Waco, Texas, New Public Housing Authority,
       4.875%, due 12-01-2012                                                                             200,000          214,422
       4.875%, due 12-01-2009                                                                             340,000          364,453

VIRGIN ISLANDS -- 1.5%
       Virgin Islands Water and Power Authority Revenue Bonds Water System Revenue Refunding,
       5.25%, due 07-01-2012                                                                              255,000          277,937

       Virgin Islands Water and Power Authority Revenue Bonds Electric System Revenue,
       5.00%, due 07-01-2010                                                                              470,000          511,426
       5.00%, due 07-01-2009                                                                            1,500,000        1,629,570

WISCONSIN -- 77.8%
       Appleton, Wisconsin Redevelopment Authority Fox Cities Performing Arts Project,
       4.85%, due 09-01-2019                                                                              435,000          437,567
       4.75%, due 09-01-2017                                                                              360,000          364,763

       Ashland, Wisconsin Housing Authority Student Housing Revenue, Northland College Project,
       5.10%, due 04-01-2018                                                                              500,000          495,300

       Ashwaubenon, Wisconsin Community Development Authority Lease Revenue, Arena Project, Series A,
++<F1> 5.80%, prerefunded 06-01-2009 at 100                                                             1,320,000        1,478,360
       5.70%, prerefunded 06-01-2009 at 100                                                               255,000          284,442
       5.60%, prerefunded 06-01-2009 at 100                                                               100,000          111,095
       5.20%, prerefunded 06-01-2009 at 100                                                               200,000          218,580

       Ashwaubenon, Wisconsin Community Development Authority Revenue Refunding, Arena Project,
       5.00%, due 06-01-2023                                                                             $900,000          905,256
       5.20%, due 06-01-2022                                                                              500,000          515,365
       5.05%, due 06-01-2019                                                                            1,000,000        1,029,580
       4.70%, due 06-01-2015                                                                              500,000          515,005

       Cudahy, Wisconsin, Community Development Authority
       Redevelopment Lease Revenue, dated 08-01-1999
       5.125%, due 06-01-2019                                                                           1,595,000        1,637,778
       5.10%, due 06-01-2017                                                                            2,430,000        2,510,895
       5.00%, due 06-01-2014                                                                              215,000          224,600
       4.70%, due 06-01-2009                                                                              150,000          158,199

       Cudahy, Wisconsin, Community Development Authority
       Redevelopment Lease Revenue, dated 12-01-2002
       4.00%, due 06-01-2012                                                                              100,000          100,411

       Cudahy, Wisconsin, Community Development Authority
       Redevelopment Lease Revenue, dated 11-01-2003
       3.65%, due 06-01-2013                                                                              200,000          191,854
       3.30%, due 06-01-2011                                                                              175,000          168,620
       3.00%, due 06-01-2010                                                                              125,000          119,942

       Eau Claire, Wisconsin Housing Authority Housing Revenue
       Refunding, London Hill Townhouses Project, Series A,
       6.25%, due 05-01-2015                                                                              645,000          645,200

       Glendale, Wisconsin Community Development Authority Lease
       Revenue, Tax Increment District No. 7, Series A,
++<F1> 5.40%, prerefunded 09-01-2008 at 100                                                             3,275,000        3,578,265
       5.30%, prerefunded 09-01-2008 at 100                                                               100,000          108,873

       Glendale, Wisconsin Community Development Authority Lease Revenue,
       Tax Increment District No. 7,
       4.875%, due 09-01-2019                                                                           1,000,000        1,007,400
       4.75%, due 09-01-2017                                                                            1,250,000        1,262,725
       4.55%, due 09-01-2014                                                                            1,000,000        1,019,570

       Glendale, Wisconsin Community Development Authority Lease
       Revenue Refunding, Tax Increment District No. 7,
       4.50%, due 09-01-2018                                                                            2,000,000        1,968,580
       4.35%, due 09-01-2016                                                                            1,000,000          987,540

       Glendale, Wisconsin Community Development Authority Lease
       Revenue Refunding, Tax Increment District No. 6,
       5.00%, due 10-01-2019                                                                               50,000           50,753
       5.00%, due 10-01-2018                                                                               50,000           51,184

       Grant County, Wisconsin Housing Authority Revenue Refunding, Orchard Manor Project,
       5.35%, due 07-01-2026                                                                            1,000,000          998,710
       5.25%, due 07-01-2018                                                                              500,000          505,000

       Green Bay/Brown County Professional Football Stadium
       District Sales Tax Revenue, Lambeau Field Renovation Project,
       5.00%, due 02-01-2019                                                                            2,500,000        2,558,625
       4.90%, due 02-01-2016                                                                            1,000,000        1,033,900
       4.85%, due 02-01-2015                                                                            1,000,000        1,035,120

       Green Bay, Wisconsin Housing Authority Housing Revenue
       Refunding Student Housing, University Village Housing, Inc. Project,
       6.00%, due 04-01-2017                                                                              150,000          148,668

       Green Bay, Wisconsin Redevelopment Authority Lease Revenue,
       Convention Center Project, Series A,
       5.10%, due 06-01-2029                                                                            1,000,000          993,120

       Green Bay, Wisconsin Redevelopment Authority Revenue,
       Bellin Memorial Hospital Project, Series A,
       5.50%, due 02-15-2021                                                                              400,000          394,260

       Hartford, Wisconsin Community Development Authority Community Development Lease Revenue,
       6.10%, due 12-01-2008                                                                              225,000          229,320
       6.00%, due 12-01-2007                                                                              210,000          213,948
       5.90%, due 12-01-2006                                                                              200,000          203,680
       5.80%, due 12-01-2005                                                                              200,000          203,600

       Jackson, Wisconsin Community Development Authority Revenue Refunding,
       5.10%, due 12-01-2017                                                                              725,000          726,203
       4.90%, due 12-01-2013                                                                              100,000          102,834
       4.35%, due 12-01-2008                                                                              100,000          102,983

       Johnson Creek, Wisconsin, Community Development Authority,
       Lease Revenue Bond, Tax Incremental District # 2,
       4.85%, due 12-01-2022                                                                              200,000          200,340

       Kenosha, Wisconsin Housing Authority Multifamily Housing,
       Revenue GNMA Collateralized, Villa Ciera Project, Series A,
       6.00%, due 11-20-2041                                                                            1,000,000        1,025,230

       Lake Delton, Wisconsin, Community Development Authority
       Multifamily Revenue, GNMA Collateralized, Woodland Park Project,
       5.40%, due 02-20-2043                                                                              750,000          751,080

       Little Chute, Wisconsin Community Development Authority Lease Revenue,
       5.625%, prerefunded 03-01-2006 at 100                                                              500,000          528,385

       Little Chute, Wisconsin Community Development
       Authority Lease Revenue Refunding Bonds, Series 2004,
       4.35%, due 03-01-2018                                                                              200,000          195,904
       4.25%, due 03-01-2017                                                                              200,000          195,712

       Madison, Wisconsin Community Development Authority Revenue Quarters, 2nd Mortgage,
       5.875%, (variable after 07-01-2011), due 07-01-2016                                                220,000          213,470

       Madison, Wisconsin Community Development Authority Student
       Housing Revenue, Edgewood College Project,
       6.25%, due 04-01-2014                                                                            1,435,000        1,440,754

       Madison, Wisconsin, Community Development Authority Lease
       Revenue, Monona Terrace Community Project,
       6.10%, prerefunded 03-01-2005 at 100                                                             1,000,000        1,031,080
       5.90%, prerefunded 03-01-2005 at 100                                                               365,000          375,870

       Madison, Wisconsin Community Development Authority
       Revenue, Meriter Retirement Services, Inc. Project,
       6.125%, due 12-01-2019                                                                           1,500,000        1,483,620

       Madison, Wisconsin Community Development Authority Revenue, Fluno Center Project,
       5.00%, due 11-01-2020                                                                            3,050,000        3,120,699
       4.10%, due 11-01-2008                                                                               45,000           47,201

       Middleton, Wisconsin Community Development Authority Lease Revenue, Series A,
       4.55%, due 10-01-2018                                                                              500,000          501,390
       4.35%, due 10-01-2017                                                                            1,630,000        1,618,134
       2.90%, due 10-01-2007                                                                              100,000          100,090

       Milwaukee, Wisconsin Housing Authority Mortgage Revenue
       Refunding, FHA,  Renaissance Apartments Project, Series A,
       5.25%, due 01-01-2025                                                                              125,000          125,500

       Milwaukee, Wisconsin Redevelopment Authority Development
       Revenue Refunding, 2430 West Wisconsin Avenue Project,
       3.60%, due 03-01-2014                                                                              310,000          293,548
       3.50%, due 03-01-2013                                                                              645,000          615,504
       3.40%, due 03-01-2012                                                                              480,000          461,669
       3.25%, due 03-01-2011                                                                              500,000          483,020
       3.00%, due 03-01-2010                                                                              230,000          222,132

       Milwaukee, Wisconsin Redevelopment Authority Development Revenue
       Refunding YMCA of Metropolitan Milwaukee Inc. Project,
       5.10%, due 12-01-2023                                                                            1,000,000        1,005,220

       Milwaukee, Wisconsin Redevelopment Authority
       Development Revenue Refunding Marquette University Project,
       4.35%, due 11-01-2018                                                                              500,000          490,455
       4.25%, due 11-01-2017                                                                            1,000,000          981,720
       4.15%, due 11-01-2016                                                                            1,275,000        1,251,604

       Milwaukee, Wisconsin Redevelopment Authority Mortgage
       Revenue Refunding Schlitz Park Project, Series A,
       5.50%, due 01-01-2017                                                                            2,975,000        2,808,132

       Milwaukee, Wisconsin Redevelopment Authority Mortgage
       Revenue Refunding Schlitz Park Project, Series B,
       5.60%, due 01-01-2015                                                                            2,345,000        2,343,710

       Milwaukee, Wisconsin Redevelopment Authority
       Revenue YWCA of Greater Milwaukee Project, Series A,
       5.30%, due 06-01-2029                                                                            1,800,000        1,796,436
       5.25%, due 06-01-2019                                                                              430,000          429,149

       Milwaukee, Wisconsin Redevelopment Authority
       Revenue YWCA of Greater Milwaukee Project, Series B,
       5.20%, due 06-01-2029                                                                              355,000          354,297
       5.15%, due 06-01-2019                                                                              200,000          200,296

       Milwaukee, Wisconsin Redevelopment Authority Revenue Summerfest Project,
       4.95%, due 08-01-2020                                                                            1,250,000        1,281,375
       4.85%, due 08-01-2017                                                                              500,000          512,595
       4.80%, due 08-01-2016                                                                              500,000          515,385
       4.70%, due 08-01-2015                                                                              500,000          512,055

       Milwaukee, Wisconsin, Redevelopment Authority
       Milwaukee School of Engineering Project, Series B,
       3.50%, due 07-01-2009                                                                              250,000          251,885

       Milwaukee, Wisconsin, Redevelopment Authority Revenue Bonds,
       Milwaukee Public Schools-Neighborhood Schools Initiative,
       4.125%, due 08-01-2018                                                                           2,000,000        1,915,860
       4.10%, due 08-01-2017                                                                            1,000,000          967,210
       4.00%, due 08-01-2016                                                                            1,000,000          961,670
       3.80%, due 08-01-2014                                                                            1,000,000          964,660
       3.65%, due 08-01-2013                                                                            2,000,000        1,931,460
       3.25%, due 08-01-2011                                                                            1,000,000          962,720
       4.00%, due 08-01-2010                                                                               50,000           51,210

       Muskego Wisconsin Community Development Authority
       Community Development Lease Revenue, Series 2003,
       4.00%, due 06-01-2018                                                                               75,000           68,481
       3.90%, due 06-01-2017                                                                              110,000          100,508
       3.80%, due 06-01-2016                                                                              100,000           91,598

       New Berlin Wisconsin Housing Authority Revenue
       Capital Appreciation, Apple Glen Project, Series A,
       Zero %, due 05-01-2010                                                                              70,000           49,094
       Zero %, due 11-01-2009                                                                              65,000           47,265
       Zero %, due 05-01-2009                                                                              70,000           52,449
       Zero %, due 11-01-2007                                                                              65,000           54,216
       Zero %, due 05-01-2007                                                                              70,000           60,005

       New Berlin, Wisconsin Housing Authority Revenue
       Refunding, Apple Glen Project, Series A,
       6.70%, due 11-01-2017                                                                            1,210,000        1,188,982

       Oak Creek, Wisconsin Housing Authority Revenue Refunding, Wood Creek Project,
       5.625%, due 07-20-2029                                                                           2,205,000        2,205,750
       5.50%, due 07-20-2019                                                                            1,000,000        1,001,030

       Oak Creek, Wisconsin Housing Authority Revenue
       Capital Appreciation, Wood Creek Project,
       Zero %, due 01-20-2014                                                                              60,000           33,449
       Zero %, due 07-20-2013                                                                             125,000           72,089
       Zero %, due 01-20-2013                                                                             125,000           74,295
       Zero %, due 01-20-2012                                                                              65,000           41,068
       Zero %, due 07-20-2011                                                                             125,000           81,663
       Zero %, due 01-20-2011                                                                             125,000           84,977
       Zero %, due 07-20-2007                                                                              50,000           41,504

       Oak Creek, Wisconsin Housing Authority Revenue
       Refunding, FHA, County Oaks II Project, Series A,
       6.30%, due 08-01-2028                                                                            3,955,000        4,054,270
       6.20%, due 08-01-2017                                                                            1,440,000        1,483,589
       6.00%, due 08-01-2010                                                                               80,000           82,496

       Oconto Falls, Wisconsin Community Development
       Authority Revenue, Oconto Falls Tissue, Inc. Project,
       7.75%, due 12-01-2022                                                                              800,000          608,256

       Oconto Falls, Wisconsin Community Development Authority Development Revenue,
       8.125%, due 12-01-2022                                                                           1,400,000        1,084,048

       Onalaska, Wisconsin, Community Development Authority Lease Revenue,
       4.15%, due 10-01-2016                                                                              200,000          199,360
       4.00%, due 10-01-2015                                                                              100,000           99,155
       3.90%, due 10-01-2014                                                                              100,000           99,369
       3.65%, due 10-01-2012                                                                              100,000          100,083

       Oshkosh, Wisconsin Housing Authority Revenue,
       GNMA Collateralized, VNA Assisted Living Inc. Project,
       5.75%, due 09-20-2038                                                                            1,260,000        1,275,271
       5.45%, due 09-20-2017                                                                              125,000          126,460

       Schofield, Wisconsin Community Development Authority,
       Redevelopment Lease Revenue Refunding Bond, Series 2004
       4.60%, due 10-01-2017                                                                              100,000           99,987
       4.50%, due 10-01-2015                                                                              100,000           99,988

       Sheboygan, Wisconsin Housing Authority Multifamily Revenue Refunding,
       GNMA Collateralized, Lake Shore Apartments Project, Series A,
       5.10%, due 11-20-2026                                                                            1,000,000          989,410

       Shorewood Wisconsin Community Development
       Authority Lease Revenue Refunding, Arena Project,
       4.35%, due 12-01-2006                                                                              150,000          157,146

       Slinger, Wisconsin Redevelopment Authority Lease Revenue Refunding,
       4.70%, due 09-01-2012                                                                              400,000          408,316

       Southeast Wisconsin Professional Baseball Park District
       League Capital Appreciation Certificate of Participation,
       Zero %, due 12-15-2017                                                                           1,000,000          532,050
       Zero %, due 12-15-2015                                                                             970,000          579,061

       Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, Series 1996,
       5.80%, prerefunded 03-13-2007 at 101                                                               255,000          279,778
       5.70%, prerefunded 03-13-2007 at 101                                                               150,000          164,187
       5.75%, prerefunded 03-13-2007 at 101                                                             1,060,000        1,161,633
       5.45%, prerefunded 03-13-2007 at 101                                                                50,000           54,397

       Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding, Series A,
       5.50%, due 12-15-2026                                                                            2,165,000        2,310,293
       5.50%, due 12-15-2018                                                                              250,000          276,862

       Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, Series 2001A,
       5.100%, due 12-15-2029                                                                             170,000          169,301

       Southeast Wisconsin Professional Baseball Park
       District Sales Tax Revenue Refunding, Junior Lien, Series B
       5.50%, due 12-15-2009                                                                              615,000          680,461

       Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue,
       5.875%, prerefunded 12-15-2009 at 100                                                              135,000          152,613
++<F1> 6.10%, prerefunded 12-15-2004 at 100                                                             3,000,000        3,064,530

       Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series A,
       5.20%, due 10-01-2021                                                                            1,000,000        1,018,450

       Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series B-ACA-CBI,
       5.15%, due 10-01-2020                                                                              500,000          490,170
       5.00%, due 10-01-2017                                                                            1,000,000          980,640

       Sturtevant, Wisconsin Community Development Redevelopment Lease Revenue,
       6.30%, prerefunded 12-01-2004 at 100                                                                50,000           51,000

       Sun Prairie, Wisconsin Community Development Authority Lease Revenue, Series 2003,
       4.50%, due 08-01-2021                                                                              150,000          147,525
       4.40%, due 08-01-2020                                                                              150,000          147,095

       Sussex, Wisconsin Community Development Authority Revenue,
       6.10%, prerefunded 04-01-2005 at 100                                                               600,000          620,562

       Verona, Wisconsin Community Development Authority Lease Revenue Series A,
       5.50%, due 06-01-2017                                                                              445,000          455,987

       Verona, Wisconsin (Dane County), Community Development
       Authority Community Development Lease Revenue,
       4.25%, due 12-01-2021                                                                               50,000           46,263
       4.20%, due 12-01-2020                                                                               50,000           46,161
       4.00%, due 12-01-2018                                                                               50,000           46,165
       3.90%, due 12-01-2017                                                                              100,000           91,754
       3.80%, due 12-01-2016                                                                              100,000           92,499

       Verona, Wisconsin, Community Development Authority,
       Community Development Lease Revenue, 2004 Series,
       4.85%, due 02-01-2022                                                                              200,000          200,000
       4.80%, due 02-01-2020                                                                              100,000          100,000

       Walworth County, Wisconsin Housing Authority Housing
       Revenue, FHA, Kiwanis Heritage Senior  Apartments Project,
       5.70%, due 03-01-2039                                                                              460,000          465,906

       Watertown, Wisconsin Community Development
       Authority Redevelopment Lease Revenue, Series A,
       5.00%, due 05-01-2018                                                                              750,000          764,183
       4.80%, due 05-01-2008                                                                               75,000           78,621

       Waukesha, Wisconsin Housing Authority Revenue Refunding, Oak Hills Terrace Project,
       5.45%, due 06-01-2027                                                                            2,000,000        2,004,960

       Waukesha, Wisconsin Redevelopment Authority Development Revenue,
       GNMA Collateralized, Avalon Square, Inc. Project,
       5.00%, due 06-20-2021                                                                            1,000,000        1,008,990

       Waupaca, Wisconsin, Community Development Authority,
       Community Lease Revenue Bond, Series A,
       4.60%, due 04-01-2017                                                                              300,000          301,716
       4.50%, due 04-01-2016                                                                              100,000          100,496

       Waupaca, Wisconsin, Community Development Authority, Lease Revenue, Series 2003A,
       4.50%, due 04-01-2017                                                                              200,000          197,636
       4.40%, due 04-01-2016                                                                              200,000          197,570
       4.20%, due 04-01-2014                                                                              100,000           99,395

       Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
       Refunding, Hawthorne Terrace Project, Series A,
       Zero %, due 11-01-2010                                                                             100,000           69,165
       Zero %, due 05-01-2010                                                                             105,000           74,773
       Zero %, due 11-01-2009                                                                             100,000           73,738
       Zero %, due 05-01-2009                                                                             105,000           79,674
       Zero %, due 11-01-2008                                                                             100,000           78,511
       Zero %, due 05-01-2008                                                                             105,000           84,778
       Zero %, due 05-01-2006                                                                             105,000           95,484
       Zero %, due 11-01-2005                                                                             100,000           93,970
       Zero %, due 05-01-2005                                                                              70,000           67,348
       Zero %, due 11-01-2004                                                                             100,000           98,871

       Wauwatosa, Wisconsin Housing Authority Revenue Refunding, Hawthorne Terrace Project, Series A,
       6.70%, due 11-01-2022                                                                              550,000          526,487
       6.70%, due 11-01-2019                                                                            1,060,000        1,022,561

       Wauwatosa, Wisconsin Redevelopment Authority Lease Revenue,
       5.65%, due 12-01-2015                                                                              750,000          813,308
       4.95%, due 12-01-2005                                                                              135,000          140,403

       Weston, Wisconsin Community Development Authority Lease Revenue,
       4.45%, due 10-01-2019                                                                              500,000          474,870
       4.35%, due 10-01-2018                                                                              500,000          474,925

       Winnebago County, Wisconsin Housing Authority 1st Mortgage
       Revenue Refunding, Section 8 Assisted Housing Project,
       5.625%, due 05-01-2010                                                                             135,000          128,523
       5.625%, due 05-01-2009                                                                             125,000          120,274
       5.625%, due 05-01-2008                                                                             120,000          116,172
       5.625%, due 05-01-2007                                                                             115,000          113,069
       5.625%, due 05-01-2006                                                                             105,000          104,054
       5.625%, due 05-01-2005                                                                             100,000           99,940

       Winnebago County, Wisconsin Housing Authority Housing Revenue, Series A,
       7.125%, due 03-01-2022                                                                             380,000          380,445
       6.875%, due 03-01-2012                                                                             165,000          165,178

       Wisconsin Center District Junior Dedicated Tax Revenue, Series B,
       5.75%, prerefunded 12-15-2006 at 101                                                             3,540,000        3,863,556
       5.70%, prerefunded 12-15-2006 at 101                                                             3,195,000        3,483,253

       Wisconsin Center District Capital Appreciation Senior Dedicated Tax Revenue,
       Zero %, due 12-15-2026                                                                           2,500,000          727,075

       Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
       5.25%, due 12-15-2023                                                                            1,000,000        1,053,890

       Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue,
       5.00%, due 09-01-2024                                                                              110,000          106,327

       Wisconsin Housing Finance Authority Revenue,
       6.10%, prerefunded 12-01-2017 at 100                                                             1,240,000        1,390,486
       6.10%, prerefunded 12-01-2017 at 100                                                             1,280,000        1,435,341

       Wrightstown, Wisconsin Community Development Authority Revenue,
       6.00%, prerefunded 06-01-2008 at 100                                                               300,000          333,840
                                                                                                                      ------------
Total Long-Term Tax-Exempt Securities (Cost: $145,546,039)                                                            $148,050,926
                                                                                                                      ------------

                                                                                                    PRINCIPAL AMOUNT
                                                                                                       OR SHARES
                                                                                                    ----------------

SHORT-TERM TAX-EXEMPT SECURITIES -- 5.7%

DEMAND NOTES -- 5.7%
       Glendale, Wisconsin, Community Development Authority Housing Refunding Revenue,
       Series 2004, Coventry Apartments Project, 1.13%, weekly reset, due 03-01-2019                      900,000          900,000

       Green Bay, Wisconsin, Redevelopment Authority Revenue, Bellin Memorial Hospital,
       Series B, 1.08%, weekly reset, due 02-15-2031                                                      730,000          730,000

       Green Bay/Brown County Wisconsin, Professional Football Stadium District
       Wisconsin Sales Tax Revenue, (Lambeau Field Renovation Project), Series B
       1.01%, weekly reset, due 02-01-2029                                                                345,000          345,000
       1.01%, weekly reset, due 02-01-2030                                                                375,000          375,000
       1.01%, weekly reset, due 02-01-2031                                                                 80,000           80,000

       Milwaukee, Wisconsin Redevelopment Authority Development Revenue, American
       Society for Quality, 1.13%, weekly reset, due 05-01-2036                                         2,055,000        2,055,000

       Milwaukee, Wisconsin Redevelopment Authority Development Revenue,
       Kennedy II Assoc. Ltd., 1.20%, semi-annual reset, due 12-01-2010                                   865,000          865,000

       Milwaukee, Wisconsin Redevelopment Authority Development Revenue,
       Library Hill Project, 1.08%, weekly reset, due 08-01-2023                                        1,565,000        1,565,000

       Waukesha, Wisconsin Housing Authority Multifamily Revenue Refunding,
       Park Place Apartments Project, 1.17%, weekly reset, due 02-01-2026                               1,000,000        1,000,000

       Waukesha, Wisconsin Redevelopment Authority Revenue
       Womens Center, Inc. Project, 1.18%, weekly reset, due 03-01-2033                                 1,000,000        1,000,000
                                                                                                                      ------------
Total Demand Notes                                                                                                       8,915,000
                                                                                                                      ------------

MONEY MARKET -- 0.0%
       AIM Tax-Free Investments Co.- Cash Reserve Portfolio, Private Class                                 86,698           86,698
                                                                                                                      ------------
Total Short-Term Tax-Exempt Securities (Cost $9,001,698 )                                                                9,001,698
                                                                                                                      ------------
TOTAL INVESTMENTS -- 99.7% (Cost $154,547,737)                                                                         157,052,624
OTHER ASSETS, LESS OTHER LIABILITIES -- 0.3%                                                                               409,401
                                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                                  $157,462,025
                                                                                                                      ------------
                                                                                                                      ------------

++<F1> Segregated-pledged as collateral against bonds purchased on a when issued basis.

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)

ASSETS:
Investments:
   Cost basis of investments                                      $154,547,737
                                                                  ------------
                                                                  ------------
   Long-term investments                                          $148,050,926
   Short-term investments                                            9,001,698
                                                                  ------------
       Total investments                                           157,052,624
Receivables:
   Capital shares sold                                                  45,122
   Interest                                                          1,815,273
                                                                  ------------
       Total receivables                                             1,860,395
Other assets                                                             4,643
                                                                  ------------
       Total assets                                               $158,917,662
                                                                  ------------
                                                                  ------------
LIABILITIES:
Payables:
   Capital shares redeemed                                            $189,678
   Distributions to shareholders                                       128,338
   Management fees                                                      63,798
   Administration fees                                                  12,545
   Distribution and shareholder servicing fees                          99,817
   Investments purchased                                               900,000
   Other accrued expenses                                               61,461
                                                                  ------------
       Total liabilities                                             1,455,637
                                                                  ------------
       Net assets                                                 $157,462,025
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF:
Capital stock                                                     $159,901,694
Undistributed net investment income                                     26,839
Accumulated net realized loss on investments                        (4,971,395)
Net unrealized appreciation on investments                           2,504,887
                                                                  ------------
       Net assets                                                 $157,462,025
                                                                  ------------
                                                                  ------------

NET ASSET VALUE,OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE

                                          Class A       Class B      Class C
                                          -------       -------      -------
   Net Asset Value                      $150,690,598   $3,491,522   $3,279,905
   Shares Outstanding                     14,643,076      339,208      318,807
   Offering, Redemption
     and Reinvestment Price                                $10.29       $10.29
   Redemption and Reinvestment Price          $10.29
   Offering Price                             $10.66

  The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                           $ 3,671,826
                                                                   -----------
       Total investment income                                     $ 3,671,826
                                                                   -----------

EXPENSES:
Investment advisory fees                                               400,315
Custodian fees                                                           9,211
Transfer agent fees                                                     65,640
Accounting fees                                                         40,464
Distribution and shareholder servicing fees
   Class A                                                             191,210
   Class B                                                              16,071
   Class C                                                              15,742
Audit fees                                                              10,738
Legal fees                                                              26,198
Registration                                                               206
Communication                                                           29,230
Director fees                                                           17,515
Administration fees                                                     80,064
Other                                                                   31,760
                                                                   -----------
       Total expenses                                                  934,364
Less advisor reimbursement                                             (76,097)
                                                                   -----------
       Net expenses                                                    858,267
                                                                   -----------
NET INVESTMENT INCOME                                                2,813,559
                                                                   -----------
NET REALIZED GAINS ON INVESTMENTS                                      224,913
NET UNREALIZED DEPRECIATION ON INVESTMENTS                          (3,757,733)
                                                                   -----------
       Net loss on investments                                      (3,532,820)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  (719,261)
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX           FOR THE
                                                                                    MONTHS ENDED         YEAR ENDED
                                                                                   JUNE 30, 2004        DECEMBER 31,
                                                                                    (UNAUDITED)             2003
                                                                                   -------------        ------------
OPERATIONS:
Net investment income                                                               $  2,813,559       $  5,777,047
Net realized gains on investments                                                        224,913            341,616
Net unrealized appreciation (depreciation) on investments                             (3,757,733)           737,726
                                                                                    ------------       ------------
       Net increase (decrease) in net assets resulting from operations                  (719,261)         6,856,389
                                                                                    ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
   Class A                                                                            (2,722,628)        (5,663,711)
   Class B                                                                               (45,626)           (47,833)
   Class C                                                                               (44,668)           (49,851)
                                                                                    ------------       ------------
       Total distributions                                                            (2,812,922)        (5,761,395)
                                                                                    ------------       ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                                            8,179,299         34,153,988
Net asset value of shares issued in distributions                                      2,007,526          4,109,960
Cost of shares redeemed                                                              (11,515,874)       (22,982,434)
                                                                                    ------------       ------------
       Net increase (decrease) in net assets from capital share transactions          (1,329,049)        15,281,514
                                                                                    ------------       ------------
       Total increase (decrease) in net assets                                        (4,861,232)        16,376,508
NET ASSETS:
Balance at beginning of period                                                       162,323,257        145,946,749
                                                                                    ------------       ------------
Balance at end of period                                                            $157,462,025       $162,323,257
                                                                                    ------------       ------------
                                                                                    ------------       ------------

  The accompanying notes to financial statements are an integral part of these statements.

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

                                                                                                                      DISTRIBUTIONS
                                                    NET ASSET                NET REALIZED                 DIVIDENDS        FROM
                                                     VALUE,        NET      AND UNREALIZED   TOTAL FROM   FROM NET     NET REALIZED
                                                    Beginning  INVESTMENT   GAINS (LOSSES)   INVESTMENT  INVESTMENT   CAPITAL GAINS
                                                    OF PERIOD    INCOME     ON INVESTMENTS   OPERATIONS    INCOME     ON INVESTMENTS
                                                    ---------  ----------   --------------   ----------  ----------   --------------
CLASS A SHARES
For the six months ended June 30, 2004 (Unaudited)   $10.52        0.18          (0.23)        (0.05)       (0.18)          --
For the year ended December 31, 2003                 $10.44        0.40           0.07          0.47        (0.39)          --
For the year ended December 31, 2002                  $9.94        0.40           0.50          0.90        (0.40)          --
For the year ended December 31, 2001                  $9.91        0.42           0.03          0.45        (0.42)          --
For the year ended December 31, 2000                  $9.45        0.44           0.46          0.90        (0.44)          --
For the year ended December 31, 1999                 $10.27        0.45          (0.82)        (0.37)       (0.45)          --

CLASS B SHARES
For the six months ended June 30, 2004 (Unaudited)   $10.52        0.15          (0.23)        (0.08)       (0.15)          --
For the period from January 6, 2003 (commencement
  of operations) through December 31, 2003           $10.39        0.32           0.12          0.44        (0.31)          --

CLASS C SHARES
For the six months ended June 30, 2004 (Unaudited)   $10.52        0.15          (0.23)        (0.08)       (0.15)          --
For the period from January 6, 2003 (commencement
  of operations) through December 31, 2003           $10.39        0.32           0.12          0.44        (0.31)          --

                                                                                                         RATIO OF NET
                                                                             RATIO OF                     INVESTMENT
DISTRIBUTIONS                                                                  NET          RATIO OF        INCOME
 IN EXCESS                  NET                     NET         RATIO       INVESTMENT      EXPENSES       (PRIOR TO
   OF NET                  ASSET                  ASSETS,      OF NET     INCOME (LOSS)    (PRIOR TO    REIMBURSEMENTS)
  REALIZED                 VALUE,                  END OF    EXPENSES TO    TO AVERAGE  REIMBURSEMENTS)       TO        PORTFOLIO
  CAPITAL       TOTAL      END OF     TOTAL        PERIOD    AVERAGE NET       NET         TO AVERAGE       AVERAGE      TURNOVER
   GAINS    DISTRIBUTIONS  PERIOD RETURN(A)<F2>    (000S)   ASSETS(D)<F5> ASSETS(D)<F5>    NET ASSETS     NET ASSETS       RATE
 ---------  -------------  ------ -------------    ------   ------------- -------------    ----------     ----------     --------
     --         (0.18)     $10.29 (0.45)%(c)<F4>  $150,691   1.04%(b)<F3>  3.53%(b)<F3>   1.14%(b)<F3>    3.43%(b)<F3>  5.12%(c)<F4>
     --         (0.39)     $10.52  4.63%          $156,647   1.00%         3.77%          1.07%           3.70%        11.06%
     --         (0.40)     $10.44  9.26%          $145,947   1.10%         4.03%          1.10%           4.03%         8.02%
     --         (0.42)      $9.94  4.56%           $52,945   1.15%         4.14%          1.15%           4.14%         6.31%
     --         (0.44)      $9.91  9.74%           $52,116   1.05%         4.57%          1.09%           4.53%         5.89%
     --         (0.45)      $9.45 (3.75)%          $52,320   0.90%         4.50%          1.00%           4.40%        15.20%


     --         (0.15)     $10.29 (0.79)%(c)<F4>    $3,492   1.80%(b)<F3>  2.79%(b)<F3>   1.89%(b)<F3>    2.70%(b)<F3>  5.12%(c)<F4>

     --         (0.31)     $10.52  4.33%(c)<F4>     $2,940   1.74%(b)<F3>  2.93%(b)<F3>   1.85%(b)<F3>    2.82%(b)<F3> 11.06%


     --         (0.15)     $10.29 (0.79)%(c)<F4>    $3,280   1.79%(b)<F3>  2.79%(b)<F3>   1.89%(b)<F3>    2.69%(b)<F3>  5.12%(c)<F4>

     --         (0.31)     $10.52  4.34%(c)<F4>     $2,736   1.74%(b)<F3>  2.94%(b)<F3>   1.85%(b)<F3>    2.83%(b)<F3> 11.06%

(a)<F2>   Excludes sales charge.
(b)<F3>   Annualized.
(c)<F4>   Not annualized.
(d)<F5>   After expense reimbursement from the Advisor, where applicable.

  The accompanying notes to financial statements are an integral part of these statements.

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES --

     North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with 10 funds: Wisconsin Tax-Exempt Fund, Tax-Exempt Fund, Government Fund, S&P100 Index Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund and Cash Reserve Fund. This report presents information only for the Wisconsin Tax-Exempt Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

     The following is a summary of the significant accounting policies of the Fund.

     (a)  Security Valuation

          Tax exempt securities are valued daily using quotations provided by an independent pricing service. When in the judgement of the pricing service quoted prices are readily available, these investments are valued at the mean of the quoted bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by North Track's Board of Directors. This includes directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a majority of the Fund's securities). Values are determined by the pricing service using methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost which approximates fair value.

     (b)  Security Transactions

          Security transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. Realized gains and losses on security sales are computed on the identified cost basis. Interest income is recorded on the accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security.

     (c)  Federal Income Taxes

          Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to distribute substantially all income to its shareholders and otherwise to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 2003, the Fund had Federal income tax capital loss carryforwards of $368,581 expiring in 2006, $2,809,508 expiring in 2007, $782,415 expiring in 2008 and $1,235,804 expiring in 2009. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforward is exhausted.

          The character of distributions made during the year from net investment income or net realized gains for financial purposes may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Permanent differences between book and tax amounts for the year ended December 31, 2004, that relate to the six months ended June 30, 2004 are not estimable at June 30, 2004.

     (d)  Expense Allocation

          Expenses associated with a specific North Track fund are accrued to that fund. Common expenses are allocated between the funds based upon the ratio of the net assets of each fund to the combined net assets of the funds, or other equitable means. Expenses directly attributed to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

     (e)  Distributions to Shareholders

          Dividends from net investment income of the Fund are declared daily and paid monthly. Generally, payment is made or reinvestment is credited to shareholder accounts as of the last business day of the month.

     (f)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES -

     North Track has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of North Track are affiliated), to serve as the investment advisor for the Fund. BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. Under the Agreement, the Fund pays BCZ a monthly fee at an annual rate of .50% of the first $250,000,000 of the Fund's average daily net assets, and .40% of the Fund's average daily net assets in excess of $250,000,000. BCZ has contractually agreed to waive fees or reimburse expenses through April 30, 2004 in order to limit total expenses to 1.00% of average daily net assets for Class A shares and 1.75% for Class B and Class C shares.

     North Track has an Administration Agreement with BCZ to provide administrative services to the Fund. Under the Administration Agreement the Fund pays BCZ a monthly fee based on .10% of the Fund's average daily net assets.

     North Track also has an Accounting and Pricing Agreement with BCZ to provide fund accounting and securities pricing services to the Fund. Under the Accounting and Pricing Agreement the Fund pays BCZ a monthly fee based on a $13,000 annual base fee plus .05% annually of the first $100 million of average daily net assets, .03% of the next $100 million of average daily net assets and .01% of the next $300 million of average daily net assets. There is no additional charge for assets in excess of $500 million.

     The fees for the above mentioned services are reflected in the Statement of Operations.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Distribution Agreement with BCZ. Accordingly the Fund makes payments to BCZ at an annual rate of 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. The payments provide compensation for distribution and servicing expenses which include, but are not limited to, payments to broker dealers that have entered into sales agreements with respect to shares of the Fund. Fees incurred under the Plan during the six months ended June 30, 2004 are reflected in the Statement of Operations.

     The amount of sales charges deducted from the proceeds of the sale of capital shares which was retained by BCZ as distributor or paid to an affiliated broker dealer for the six months ended June 30, 2004 was $37,989.

3.   INVESTMENT TRANSACTIONS --

     Purchases at cost and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2004, were $8,398,885 and $7,666,456, respectively.

     Unrealized appreciation and depreciation on securities held by the Fund and the total cost of securities (excluding tax adjustments) as of June 30, 2004 were as follows:

               Unrealized appreciation               $  4,167,149
               Unrealized depreciation                 (1,662,262)
                                                     ------------
               Net unrealized appreciation           $  2,504,887
                                                     ------------
                                                     ------------
               Cost of investments                   $145,546,039

4.   LINE OF CREDIT --

     North Track has available a line of credit of $15,000,000. However, the Fund's borrowings, by investment restriction, cannot exceed 10% of the total assets of the Fund. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current prime rate. North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line. The Fund's policies allow borrowings for temporary or emergency purposes. Total available capacity under the North Track line of credit was $15,000,000 at June 30, 2004. The Fund had no outstanding borrowings at June 30, 2004. The average interest rate paid on outstanding borrowings was 3.50% for the six months ended June 30, 2004.

5.   SECURITIES LENDING --

     The Fund may lend securities from time to time in order to earn additional income. The Fund receives initial collateral in the form of cash or U.S Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The Fund also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Fund.
     The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government; securities meeting pre-established rating criteria or qualified money market portfolios. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. As with other extensions of credit, there is risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems creditworthy.

     The value of the cash collateral at period end is reported on the Fund's Statement of Assets and Liabilities. Earnings from the cash collateral is recorded in the Statements of Operations. During the six months ended June 30, 2004, there was no security lending activity for the Fund.

6.   CAPITAL SHARE TRANSACTIONS --

     (a) North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are divided into 10 mutual fund series as described in Note 1. The authorized shares of common stock may be allocated to any of these funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that fund.

     (b) Capital share activity for the twelve months ended December 31, 2003 and six months ended June 30, 2004, was as follows:

                                                                       CLASS B        CLASS C
                                                                        SHARES         SHARES
                                                        CLASS A       (INCEPTION     (INCEPTION
                                                         SHARES        1/6/03)        1/6/03)
                                                        -------       ----------     ----------
     SHARES OUTSTANDING AT DECEMBER 31, 2002           13,982,634           --             --
       Shares issued                                    2,705,358      282,743        266,768
       Shares issued in distributions                     385,452        2,886          4,173
       Shares redeemed                                 (2,181,734)      (6,279)       (10,769)
                                                       ----------      -------        -------
     SHARES OUTSTANDING AT DECEMBER 31, 2003           14,891,710      279,350        260,172
       Shares issued                                      640,379       63,073         76,919
       Shares issued in distributions                     186,306        2,513          3,558
       Shares redeemed                                 (1,075,319)      (5,728)       (21,842)
                                                       ----------      -------        -------
     SHARES OUTSTANDING AT JUNE 30, 2004               14,643,076      339,208        318,807
                                                       ----------      -------        -------
                                                       ----------      -------        -------

     (c) The maximum offering price per Class A share is computed based on a maximum front-end sales charge of 3.50% of the offering price or 3.63% of the net asset value. For purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

     (d) A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from purchase of Class B shares until the redemption. Class B shares convert to Class A shares after eight years.

               YEAR SINCE PURCHASE                            CDSC %
               -------------------                            ------
               One year or less                                 5%
               More than 1 year, but less than 3 years          4%
               3 years, but less than 4 years                   3%
               4 years, but less than 5 years                   2%
               5 years, but less than 6 years                   1%
               Over 6 years                                    None

     (e) A CDSC of 1.00% is imposed on redemptions made in Class C shares within 18 months from the date of purchase.

NORTH TRACK FUNDS, INC.

1-800-826-4600

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

OFFICERS AND DIRECTORS
Marcia L. Wallace, Director
James G. DeJong, Director
Brian J. Girvan, Director
Cornelia Boyle, Director
John J. Mulherin, Director
David G. Stoeffel, President and CEO
Franklin P. Ciano, CFO and Treasurer
Jon Kiekhofer, Chief Compliance Officer
S. Charles O'Meara, Secretary
Michael T. Karbouski, Assistant Treasurer

INVESTMENT ADVISOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

250 East Wisconsin Avenue o Suite 2000 o Milwaukee, Wisconsin 53202-4298

(NORTH TRACK LOGO)
INDEX FUNDS WITH ADVICE

SEMIANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.

A05 NT861-08/04

ITEM 2.  CODE OF ETHICS

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant because it is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  SCHEDULE OF INVESTMENTS

     The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS

     There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

ITEM 10.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  The Registrant's management, with
          -----------------------------------
the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940), as of a date within 90 days of the filing date of the report on Form N-CSR. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

     (b)  Changes in Internal Control Over Financial Reporting.  There were no
          -----------------------------------------------------
changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT
----------     ---------------------
11(b)(1)       Certification of Principal Executive Officer Required by
               Section 302 of the Sarbanes-Oxley Act of 2002

11(b)(2)       Certification of Principal Financial Officer Required by
               Section 302 of the Sarbanes-Oxley Act of 2002

11(c) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 3rd day of September, 2004.

                                   NORTH TRACK FUNDS, INC.

                                   By:  /s/ David G. Stoeffel
                                        -------------------------------
                                        David G. Stoeffel, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 3rd day of September, 2004.

                                   By:  /s/ David G. Stoeffel
                                        -------------------------------
                                        David G. Stoeffel, President
                                        (Principal Executive Officer)

                                   By:  /s/ Franklin P. Ciano
                                        -------------------------------
                                        Franklin P. Ciano, Chief Financial
                                        Officer and Treasurer (Principal
                                        Financial Officer)